Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Sep. 30, 2020
Consolidated Balance Sheets
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	800,000,000	800,000,000
Common Stock, Shares Issued	237,169,770	193,044,766
Common Stock, Shares Outstanding	236,719,770	193,044,766